Notes on the consolidated statements of operations	6 Months Ended
Jun. 30, 2018
Disclosure Of Income Statement [Abstract]
Notes on the consolidated statements of operations and comprehensive loss
Notes on the Consolidated Statements of Operations and Comprehensive Loss

3.1 Operating segments

Basis for segmentation

The management board of Spark Networks is the Group’s chief operating decision maker (“CODM”).

In line with the management approach, the operating segments were identified on the basis of the Group's internal reporting. Internal reporting is the basis for the allocation of resources and the evaluation of the performance of the operating segments by the management board. On this basis, the Group’s business activity is segmented according to the countries it operates in.

The performance of the operating segments is measured on the basis of revenue and direct marketing costs only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes. Assets are not allocated to the different business segments for internal reporting purposes.

In particular, for internal management reporting purposes, the CODM reviews cash collections from customers and the related estimates of the resulting recognized revenue before deductions for the reversal of adjustments to revenue in connection with the amortization of the fair value adjustment of contract liabilities from the Spark Merger and Samadhi Acquisition. In addition, when making operating decisions and assessing performance, the CODM only reviews direct marketing costs excluding personnel-related and certain other expenses, which are being presented as direct marketing costs in the IFRS consolidated statement of comprehensive income/loss.

Information about reportable segments

While the CODM receives separate information for each country, all countries other than the USA and Canada (together, North America) have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. This means that the Group reports the two reportable segments as North America and International.

Following the Affinitas / Spark Merger, internal management reporting was adjusted to reflect the new group composition. The segment report for the comparative period was restated to reflect the current management approach.

Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2018
(in € thousands)	North America	International	Total
Revenue	22,939	30,075	53,014
Direct marketing expenses	(14,585)	(18,000)	(32,585)
Contribution margin	8,354	12,075	20,429

Cost of revenue
Data center expenses			(1,545)
Credit card fees			(1,087)
Mobile application processing fees			(2,133)
Gross profit			15,664
Other income			24
Other operating expenses
Sales and marketing expenses			(2,457)
Customer service expenses			(2,348)
Technical operations and development expenses			(3,374)
General and administrative expenses			(9,332)
Operating loss			(1,823)

Interest income and similar income			214
Interest expense and similar charges			(778)
Net finance expenses			(564)

Loss before taxes			(2,387)
Income tax benefit			1,240
Net loss			(1,147)

Revenue realized over time	22,939	30,075	53,014

Six months ended June 30, 2017
(in € thousands)	North America	International	Total
Revenue	11,155	30,961	42,116
Direct marketing expenses	(9,395)	(18,095)	(27,490)
Contribution margin	1,760	12,866	14,626

Cost of revenue
Data center expenses			(154)
Credit card fees			(762)
Mobile application processing fees			(633)
Gross profit			13,077
Other income			49
Other operating expenses
Sales and marketing expenses			(2,765)
Customer service expenses			(2,195)
Technical operations and development expenses			(2,764)
General and administrative expenses			(7,376)
Operating loss			(1,974)

Interest income and similar income			73
Interest expense and similar charges			(419)
Net finance expenses			(346)

Loss before taxes			(2,320)
Income tax benefit			616
Net loss			(1,704)

Revenue realized over time	11,155	30,961	42,116

3.2 Seasonality of operations

The Group’s business underlies a certain degree of seasonality. Higher operating profits are usually expected in the second half of the year rather than in the first six months as there are usually higher marketing expenses in the first six months, while revenue is at a similar level in the first and second half of the year. This information is provided to allow for a better understanding of the results, however, management has concluded that this is not "highly seasonal" in accordance with IAS 34.

3.3 Revenue

	Six months ended June 30,
in € thousands	2018	2017
Subscription revenue	52,537	42,116
Advertising revenue	477	—
Total Revenue	53,014	42,116

Impairment losses recognized on accounts receivable	1,646	2,931

No revenue was realized during the six months ended June 30, 2018 from performance obligations satisfied in prior periods.

3.4 Share-based payment arrangements

Share-based payment expense reflected in our unaudited condensed interim consolidated financial statements consists of expense related to equity-based compensation plans that were independently established by Affinitas in 2013 and Spark in 2007 before the Affinitas / Spark Merger, in addition to an equity compensation plan established by Spark Networks following the close of the Merger. Share-based payment expense incurred in periods prior to the close of the Affinitas / Spark Merger resulted solely from share-based compensation granted by Affinitas.

Share-based payment arrangements operated by Affinitas prior to the Affinitas / Spark Merger

As the Affinitas / Spark Merger was considered a Liquidity Event, all unvested options as of the merger date will vest in November 2018 to the extent outstanding at such time. For the period ended June 30, 2018, the total share-based payment expense recognized for the equity-settled options granted under the plans operated by Affinitas prior to the merger amounted to €250 thousand.

Share-based payment arrangements operated by Spark Networks following the Affinitas / Spark Merger

In 2017, options were granted under the Spark Networks virtual stock option plan established in November 2017 ("VSOP 2017"). In March 2018, Networks SE established a revised Virtual Stock Option Plan (“VSOP 2018”) for selected executives and employees of Spark Networks SE and its subsidiaries. The VSOP 2018 replaces the VSOP 2017. Under the VSOP 2018, the graded vesting schedule for the VSOP 2017 options decreased from nine vesting periods (tranches) to five vesting periods (tranches). The incremental fair value resulting from this modification will be recognized over the remaining modified vesting period.

The terms and conditions of the revised VSOP 2018 also apply to the 908,608 options granted under the VSOP 2017. In addition, 503,026 new virtual stock options have been granted under the VSOP 2018. For the period ended June 30, 2018, the total share-based payment expense recognized for the equity-settled options granted under the VSOP 2018 amounted to €1,469 thousand.

Share-based payment arrangements operated by Spark prior to the Affinitas / Spark Merger

As the Affinitas / Spark Merger was considered a change in control, all unvested Spark options vested by May 2018 to the extent outstanding at such time. For the period ended June 30, 2018, the total share-based compensation recognized for the equity-settled options granted under the plans operated by Spark prior to the merger amounted to €58 thousand.

3.5 Income taxes

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. The estimated average annual effective tax rate used for the six months ended June 30, 2018 is 21.2%, compared to 26.6% for the six months ended June 30, 2017. The decrease is driven by the addition of Spark, which was acquired on November 2, 2017. Spark has an estimated average annual effective tax rate of 1.2%, primarily related to tax-deductible goodwill amortization as well as state taxes and foreign withholding tax expense.

The income tax benefit of €1,240 thousand for the six months ended June 30, 2018 is affected by exceptional items that were treated separately in the calculation of income tax expenses, mainly an income tax benefit of €739 thousand related to federal Alternative Minimum Tax Credit Carryforwards in the United States that are now refundable following enactment of the Tax Cuts and Jobs Act on December 22, 2017.

3.6 Net (loss) earnings per share

The Group presents earnings per share data for its common shares. Earnings per share is calculated by dividing the net (loss) income of the period by the weighted average number of common shares outstanding during the period.

Dilutive net (loss) earnings per share includes any dilutive impact of stock options. For the six months ended June 30, 2018 and 2017, all stock options outstanding during the period were excluded from the calculation of diluted net (loss) earnings per share because they would have been anti-dilutive.

The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2018	2017
Net loss	€(1,147)	€(1,704)
Weighted average shares outstanding - basic and diluted	1,294	25
Net loss per share - basic and diluted	€(0.89)	€(68.16)